Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		$ 5,925,015,422	$ 4,109,867,412
Total collateral	[1]	1,881,347,218	1,752,794,952
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		13,837,215,779
Fair value of collateral Pledges on time deposits		16,990,001
Fair value of collateral Deferred payment checks		251,840,134
Fair value of collateral Mortgage on real property		202,661,158
Fair value of collateral Pledges on vehicles and machinery		123,570,830
Fair value of collateral Pledges on personal property		7,482,500
Fair value of collateral Other		1,278,802,595
Total collateral		1,881,347,218
Net exposure		11,955,868,561
Associated ECL		132,239,013
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		5,925,015,422
Fair value of collateral Pledges on time deposits		9,239,133
Fair value of collateral Deferred payment checks		251,840,134
Fair value of collateral Mortgage on real property		197,696,554
Fair value of collateral Pledges on vehicles and machinery		123,569,899
Fair value of collateral Pledges on personal property		5,835,392
Fair value of collateral Other		1,230,433,637
Total collateral		1,818,614,749
Net exposure		4,106,400,673
Associated ECL		123,354,597
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		4,255,518,020
Fair value of collateral Pledges on time deposits		7,750,868
Fair value of collateral Mortgage on real property		4,964,604
Fair value of collateral Pledges on vehicles and machinery		931
Fair value of collateral Pledges on personal property		1,647,108
Fair value of collateral Other		48,368,958
Total collateral		62,732,469
Net exposure		4,192,785,551
Associated ECL		7,906,939
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		2,687,773,982
Net exposure		2,687,773,982
Associated ECL		608,845
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		502,259,375
Net exposure		502,259,375
Associated ECL		279,916
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		444,535,991
Net exposure		444,535,991
Associated ECL		83,741
Guarantees received [member] | Financial assets delivered as guarantee [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		22,112,989
Net exposure		22,112,989
Associated ECL		4,975
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		66,687,994	43,538,327
Fair value of collateral Pledges on time deposits		170,608
Fair value of collateral Deferred payment checks		1,495,077	1,209
Fair value of collateral Mortgage on real property		5,176,685	8,678,109
Fair value of collateral Pledges on vehicles and machinery			358,888
Fair value of collateral Pledges on personal property			1,214,618
Fair value of collateral Other		9,799,643	7,005,284
Total collateral		16,642,013	17,258,108
Net exposure		50,045,981	26,280,219
Associated ECL		48,547,167	33,783,461
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		66,625,209	43,538,327
Fair value of collateral Pledges on time deposits		170,608
Fair value of collateral Deferred payment checks		1,495,077	1,209
Fair value of collateral Mortgage on real property		5,176,685	8,678,109
Fair value of collateral Pledges on vehicles and machinery			358,888
Fair value of collateral Pledges on personal property			1,214,618
Fair value of collateral Other		9,799,643	7,005,284
Total collateral		16,642,013	17,258,108
Net exposure		49,983,196	26,280,219
Associated ECL		48,547,167	$ 33,783,461
Collateral held for stage3 assets [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		62,785
Net exposure		$ 62,785

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.